SUBSEQUENT EVENTS (Details Narrative) - USD ($)																																																									12 Months Ended
	May 19, 2022	Apr. 29, 2022	Apr. 28, 2022	Apr. 27, 2022	Apr. 25, 2022	Apr. 19, 2022	Apr. 18, 2022	Mar. 24, 2022	Mar. 24, 2022	Mar. 21, 2022	Mar. 21, 2022	Mar. 18, 2022	Feb. 28, 2022	Feb. 23, 2022	Feb. 23, 2022	Feb. 10, 2022	Feb. 10, 2022	Feb. 02, 2022	Feb. 02, 2022	Feb. 01, 2022	Feb. 01, 2022	Jan. 31, 2022	Jan. 31, 2022	Jan. 20, 2022	Jan. 20, 2022	Jan. 20, 2022	Jan. 19, 2022	Jan. 11, 2022	Jan. 11, 2022	Jan. 10, 2022	Jan. 10, 2022	Jan. 06, 2022	Jan. 06, 2022	Jan. 03, 2022	Jan. 03, 2022	Jan. 03, 2022	Dec. 31, 2021	Dec. 15, 2021	Dec. 08, 2021	Nov. 30, 2021	Nov. 15, 2021	Sep. 21, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 08, 2022	Mar. 31, 2022	Mar. 25, 2022	Feb. 09, 2022	Oct. 05, 2021	Jul. 11, 2021	Jul. 10, 2021
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																																					6,802,721	5,714,286		2,082,128		4,512,497	7,823,177	1,000,000	4,629,964	8,300,345	14,700,000	6,000,000	10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000	85,636,560	14,662,039
Debt Instrument, Face Amount																																					$ 39,167	$ 35,677					$ 41,000		$ 35,340	$ 64,554	$ 114,660	$ 60,000		$ 16,000		$ 24,000		$ 40,000	$ 7,000	$ 20,000	$ 39,167
Loss on conversion of debt																																					28,860	19,000		$ 7,610			114,748		72,690	98,774	120,540	123,600		23,357		24,000		20,000	17,852	52,800
Stock Issued During Period, Value, New Issues																																					68,027	60,000		25,610			158,810		108,804	163,517	235,200	183,600		41,051	$ 163,000	48,000		60,000	26,778	72,800
Liability reduction																																					$ 39,167	$ 41,000		$ 18,000			$ 44,062		$ 36,114	$ 64,743	$ 114,660	$ 60,000		$ 17,694		$ 24,000		$ 40,000	$ 8,926	$ 20,000	$ 39,167
Common Stock, Shares, Issued																																					247,015,579																				247,015,579	129,836,060		406,333,999			40,000,000
Debt Instrument, Debt Default, Amount																		$ 1,750	$ 1,750					$ 2,279	$ 2,279	$ 2,279
Default amounts																									$ 28,000
Debt Instrument, Fee																									1,750
Debt Instrument, Fee Amount																		$ 76,604	76,604					$ 69,600	$ 69,600	$ 69,600
Convertible Notes Payable																																					$ 316,974																				$ 316,974	$ 10,762		$ 398,691
Debt Instrument, Convertible, Conversion Price																																																										$ 0.00906		$ 0.002135
Common Stock, Shares Authorized																																					500,000,000																				500,000,000	250,000,000		1,000,000,000
Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price																																					$ 0.00574																				$ 0.00574
Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price																																					$ 0.015																				$ 0.015
Common Stock One [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																																																2,500,000
Debt Instrument, Face Amount																																																$ 25,000
Loss on conversion of debt																																																51,500
Stock Issued During Period, Value, New Issues																																																76,500
Liability reduction																																																$ 25,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																																													4,344,595		7,225,972	4,000,000
Debt Instrument, Face Amount																																													$ 33,888		$ 51,369	$ 40,000
Loss on conversion of debt																																													102,098		63,589	83,600
Stock Issued During Period, Value, New Issues																																													4,344,595		115,616	123,600
Liability reduction																																													$ 33,888		$ 52,027	$ 40,000
Common Stock, Shares Authorized																1,000,000,000	1,000,000,000																																													500,000,000		500,000,000	250,000,000
Consultant [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued																								2,220,000	2,220,000	2,220,000
Equity Option [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued																								2,040,000	2,040,000	2,040,000	1,000,000
Noteholder [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues								14,285,714		8,403,361		12,605,042		10,084,034		6,606,111		8,163,265		7,722,008		6,265,664		8,000,000				5,714,286		5,714,286		9,070,295		5,673,765			6,802,721	5,714,286	4,264,392	2,082,128	3,000,000			1,000,000
Debt Instrument, Face Amount								$ 34,000	$ 34,000	$ 20,000	$ 20,000	$ 30,000		$ 30,000	$ 30,000	$ 20,000	$ 20,000	$ 30,000	30,000	$ 30,000	$ 30,000	$ 25,000	$ 25,000	$ 25,571	$ 25,571	$ 25,571		$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 50,794	$ 50,794	$ 32,667	$ 32,667	$ 32,667	$ 39,167	$ 35,677																			$ 39,167
Loss on conversion of debt								14,571		11,933		17,269		17,395		8,406		10,816		14,788		9,461		16,800				14,571		14,857		19,048		24,071			28,860	19,000	$ 17,697	$ 7,610	$ 27,000
Stock Issued During Period, Value, New Issues								48,571		31,933		47,269		47,395		28,406		40,816		44,788		34,461		52,800				44,571		44,857		69,841		56,738			68,027	60,000	49,041	25,610	57,000
Liability reduction								34,000	$ 34,000	20,000	$ 20,000	$ 30,000		30,000	30,000	20,000	20,000	30,000	$ 30,000	30,000	$ 30,000	25,000	$ 25,000	$ 69,600	$ 69,600	$ 69,600		30,000	$ 30,000	30,000	$ 30,000	50,794	$ 50,794	32,667	$ 32,667	$ 32,667	$ 39,167	$ 41,000	$ 31,343	$ 18,000	$ 30,000																$ 39,167
Bill Edmonds [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																											11,000,000
Bill Edmonds [Member] | Equity Option [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued																											11,000,000
David Bradford [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																											5,000,000
David Bradford [Member] | Equity Option [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued																											5,000,000
Lloyd Spencer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																								2,040,000			5,000,000
Lloyd Spencer [Member] | Equity Option [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued																											5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									9,142,857		12,605,042								8,805,111		7,722,008		6,265,664		8,000,000	8,000,000			5,714,286		5,714,286		9,070,295		5,673,765	5,673,765
Debt Instrument, Face Amount								20,000	$ 20,000	30,000	$ 30,000			30,000	$ 30,000	20,000	$ 20,000	74,429	$ 74,429					$ 25,571	$ 25,571	$ 25,571		30,000	$ 30,000	30,000	$ 30,000	50,794	$ 50,794
Stock Issued During Period, Value, New Issues									31,086		47,899								40,816		$ 44,788		$ 34,461			52,800			44,571		45,143		69,841		$ 56,738
Liability reduction								20,000	20,000	30,000	30,000							76,604	76,604	30,000	30,000	25,000	25,000	69,600	69,600	69,600		$ 30,000	30,000	$ 30,000	30,000	$ 50,794	50,794	32,667	32,667	$ 32,667
Interest Payable																		424	424	$ 30,000	30,000	$ 25,000	25,000	$ 12,000	$ 12,000	12,000								$ 32,667	32,667	$ 32,667
Common Stock Excess Amount									11,086		17,899								10,816		$ 14,788		$ 9,461						$ 14,571		$ 15,143		$ 19,047		$ 24,071
Common Stock, Shares, Issued																																																											15,660,000
Common stock deficit amount																			32,578							$ 17,100
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture																			$ 44,026
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized																																																													500,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized																																																													1,000,000,000
Subsequent Event [Member] | Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible Notes Payable													$ 187,500
Debt Instrument, Maturity Date													Feb. 28, 2023
Debt Instrument, Interest Rate, Stated Percentage													1000.00%
Repayments of Debt													$ 170,330.64
Debt Instrument, Convertible, Conversion Price													$ 0.0005
Subsequent Event [Member] | Common Stock One [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																			8,163,265
Debt Instrument, Face Amount																		30,000	$ 30,000
Stock Issued During Period, Value, New Issues									48,571		31,933
Liability reduction								34,000	34,000	20,000	20,000							30,000	$ 30,000
Common Stock Excess Amount									$ 14,571		$ 11,933
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									14,285,714		8,403,361				10,084,034		6,606,111		6,802,721
Debt Instrument, Face Amount								$ 34,000	$ 34,000	$ 20,000	$ 20,000							25,000	$ 25,000
Stock Issued During Period, Value, New Issues															$ 47,395		$ 28,406		34,014
Liability reduction														$ 30,000	30,000	$ 20,000	20,000	$ 25,000	25,000
Common Stock Excess Amount															$ 17,395		$ 8,406		$ 9,014
Subsequent Event [Member] | Finder Fee Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				4,337,500
Debt Instrument, Face Amount				$ 18,000
Subsequent Event [Member] | Noteholder [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	6,748,328	6,000,000	11,065,760		9,070,295	15,419,501	9,291,521
Debt Instrument, Face Amount	$ 11,101	$ 13,020	$ 24,400		$ 20,000	$ 34,000	$ 20,000
Loss on conversion of debt	6,445	6,180	9,904		10,839	30,762	19,024
Stock Issued During Period, Value, New Issues	17,546	19,200	34,304		30,839	64,762	39,024
Liability reduction	$ 11,101	$ 13,020	$ 24,400		$ 20,000	$ 34,000	$ 20,000
Subsequent Event [Member] | Investors [Member] | Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Repayments of Debt													$ 4,489.92